INCOME TAXES - Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	$ (1,119)	$ (1,918)
Net deferred income tax recovery and liability	8,758	9,967	$ 11,917
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	(1,084)	(2,348)
Deferred income tax liability	11,963	12,814
Decommissioning and Restoration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	21	259
Deferred income tax assets	(2,304)	(2,092)
Employee retirement benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	34	32
Deferred income tax assets	(605)	(576)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	(20)	16
Deferred income tax assets	(176)	(156)
Other deferred income tax (assets) liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	(70)	123
Deferred income tax assets	$ (120)	$ (23)